SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 19 - SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) airport security (b) other aviation related services and (c) authentication technology. The Company also incurs general corporate expenses and costs which are not allocated to the reportable business segments but have been included in the “unallocated corporate” component which does not generate revenue and contains primarily non-operational expenses. The airport security segment includes the I-SEC International group. The airport security segment provides security services primarily to airlines and airport authorities in Europe.  The other aviation related services segments include Huntleigh USA. The other aviation related services segment provides various services to airlines within airports in the United States of America. The authentication technology represents the AU10TIX Technologies group. The authentication technology segment provides authentication services to financial and other companies, predominantly in the United States of America. Our operating segments are the same as our reportable segments.

Our Managing Director and CFO is our chief operating decision maker (CODM), who is the highest level of management responsible for assessing the Company’s overall performance. The CODM allocates resources to and assesses the performance of each operating segment using information about the operating segment's revenue and income (loss) from operations. Our CODM does not evaluate operating segments using asset or liability information.

The CODM considers monthly results and uses that information when making decisions about the allocation of operating and capital resources to each segment. The CODM is regularly provided with disaggregates expense information at the segment level which includes the corporate expenses, which are included in ‘other segment items’ in the following tables reconciliation purposes.

Revenue and costs and expenses are directly attributed to the segments they belong. All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

Beginning in 2024 annual reporting, we adopted ASU 2023-07 retrospectively. The following table sets forth our segment information of revenue, expenses, net income (loss), goodwill and total assets:

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

	Unallocated Corporate	Airport Security	Other Aviation Related Services	Authentication Technology	Total
Year ended December 31, 2024:
Revenue	$-	$362,799	$74,526	$45,985	$483,310
Labor costs (1)	1,324	338,326	63,105	27,000	429,755
Depreciation and amortization	68	678	354	1,271	2,371
Other costs and expenses	2,472	25,612	10,513	16,488	55,085
Net income (loss)	(3,864)	(1,817)	554	1,226	(3,901)
Goodwill	-	633	-	-	633
Total assets	19,791	80,422	18,832	66,737	185,782

Year ended December 31, 2023:
Revenue	$-	$309,335	$66,463	$55,744	$431,542
Labor costs (1)	1,091	284,083	56,346	29,507	371,027
Depreciation and amortization	5	904	307	1,463	2,679
Other costs and expenses	2,215	21,771	9,796	13,483	47,265
Net income (loss)	(3,311)	2,577	14	11,291	10,571
Goodwill	-	668	-	-	668
Total assets	17,740	81,733	19,325	78,298	197,096

Year ended December 31, 2022:
Revenue	$-	$224,037	53,954	$46,986	$324,977
Labor costs (1)	1,174	201,371	47,144	32,953	282,642
Depreciation and amortization	71	779	286	1,318	2,454
Other costs and expenses	1,676	20,759	8,753	13,927	45,115
Net income (loss)	(2,921)	1,128	(2,229)	(1,212)	(5,234)
Goodwill	-	646	-	-	646
Total assets	8,698	82,016	25,072	68,847	184,633

(1)	Labor costs includes employee payroll, share-based compensation, bonus, and employee benefits, insurances and other.

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2024	2023	2022
Germany	$128,278	$114,176	$111,826
United States	97,000	99,765	88,333
The Netherlands	106,027	101,512	63,842
Spain	113,177	82,217	39,448
Other countries	38,828	33,872	21,528
Total revenue	$483,310	$431,542	$324,977

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2024	2023
Germany	$567	$510
United States	541	696
The Netherlands	1,101	482
Spain	224	120
Other countries	2,233	3,386
Total property and equipment, net	$4,666	$5,194

Property and equipment, net, in other countries include $1,479 and $3,125 property and equipment in Israel, as of December 31, 2024 and 2023, respectively.